Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	MFS® SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 28, 2021
Document Effective Date	Dec. 29, 2021
Prospectus Date	Dec. 29, 2021
MFS Blended Research Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	BRKAX
MFS Blended Research Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	BRKBX
MFS Blended Research Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	BRKCX
MFS Blended Research Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	BRKIX
MFS Blended Research Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	BRKRX
MFS Blended Research Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	BRKSX
MFS Blended Research Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	BRKTX
MFS Blended Research Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	BRKUX
MFS Blended Research Emerging Markets Equity Fund | R6
Prospectus:
Trading Symbol	BRKVX
MFS Blended Research International Equity Fund | A
Prospectus:
Trading Symbol	BRXAX
MFS Blended Research International Equity Fund | B
Prospectus:
Trading Symbol	BRXBX
MFS Blended Research International Equity Fund | C
Prospectus:
Trading Symbol	BRXCX
MFS Blended Research International Equity Fund | I
Prospectus:
Trading Symbol	BRXIX
MFS Blended Research International Equity Fund | R1
Prospectus:
Trading Symbol	BRXRX
MFS Blended Research International Equity Fund | R2
Prospectus:
Trading Symbol	BRXSX
MFS Blended Research International Equity Fund | R3
Prospectus:
Trading Symbol	BRXTX
MFS Blended Research International Equity Fund | R4
Prospectus:
Trading Symbol	BRXUX
MFS Blended Research International Equity Fund | R6
Prospectus:
Trading Symbol	BRXVX
MFS Global New Discovery Fund | A
Prospectus:
Trading Symbol	GLNAX
MFS Global New Discovery Fund | B
Prospectus:
Trading Symbol	GLNBX
MFS Global New Discovery Fund | C
Prospectus:
Trading Symbol	GLNCX
MFS Global New Discovery Fund | I
Prospectus:
Trading Symbol	GLNIX
MFS Global New Discovery Fund | R1
Prospectus:
Trading Symbol	GLNJX
MFS Global New Discovery Fund | R2
Prospectus:
Trading Symbol	GLNKX
MFS Global New Discovery Fund | R3
Prospectus:
Trading Symbol	GLNLX
MFS Global New Discovery Fund | R4
Prospectus:
Trading Symbol	GLNMX
MFS Global New Discovery Fund | R6
Prospectus:
Trading Symbol	GLNNX
MFS Mid Cap Growth Fund | A
Prospectus:
Trading Symbol	OTCAX
MFS Mid Cap Growth Fund | R4
Prospectus:
Trading Symbol	OTCJX
MFS Mid Cap Growth Fund | 529A
Prospectus:
Trading Symbol	EAMCX
MFS Mid Cap Growth Fund | 529B
Prospectus:
Trading Symbol	EBCGX
MFS Mid Cap Growth Fund | 529C
Prospectus:
Trading Symbol	ECGRX
MFS Mid Cap Growth Fund | B
Prospectus:
Trading Symbol	OTCBX
MFS Mid Cap Growth Fund | C
Prospectus:
Trading Symbol	OTCCX
MFS Mid Cap Growth Fund | I
Prospectus:
Trading Symbol	OTCIX
MFS Mid Cap Growth Fund | R1
Prospectus:
Trading Symbol	OTCGX
MFS Mid Cap Growth Fund | R2
Prospectus:
Trading Symbol	MCPRX
MFS Mid Cap Growth Fund | R3
Prospectus:
Trading Symbol	OTCHX
MFS Mid Cap Growth Fund | R6
Prospectus:
Trading Symbol	OTCKX
MFS U.S. Government Money Market Fund | MFS U.S.Government Money Market Fund
Prospectus:
Trading Symbol	MCMXX